Income Taxes (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation Allowance [Line Items]
Valuation allowance	$ 40,806,000	$ 44,584,000
Unrecognized tax benefits	3,673,000	5,207,000	$ 6,621,000
Reasonably possible decrease in unrecognized tax benefits in next 12 months	(800,000)
Payment of interest accrued	100,000	900,000
Gross deferred tax assets	393,448,000	391,206,000
Gross deferred tax liabilities	93,323,000	86,044,000
Deferred Tax Assets Net	$ 352,642,000	346,622,000
Capital Gains Carryforward Period	5 years
Reasonably possible decrease in unrecognized tax benefits in furture periods	$ (2,100,000)
Interest and penalties	$ (800,000)	(1,100,000)
Maximum [Member]
Valuation Allowance [Line Items]
Operating Loss Carryforwards Expiration Date	Dec. 31, 2035
Minimum [Member]
Valuation Allowance [Line Items]
Operating Loss Carryforwards Expiration Date	Dec. 31, 2030
Capital Loss Carryforward [Member]
Valuation Allowance [Line Items]
Valuation allowance	$ 40,500,000	44,400,000
Operating Loss Carryforwards Expiration Date	Dec. 31, 2017
State And Local Jurisdiction [Member] | Maximum [Member]
Valuation Allowance [Line Items]
Operating Loss Carryforwards Expiration Date	Dec. 31, 2035
State And Local Jurisdiction [Member] | Minimum [Member]
Valuation Allowance [Line Items]
Operating Loss Carryforwards Expiration Date	Dec. 31, 2016
Valuation Allowance, Operating Loss Carryforwards [Member] | State And Local Jurisdiction [Member]
Valuation Allowance [Line Items]
Valuation allowance	$ 300,000	$ 100,000